SCHEDULE OF NON - VESTED STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Non-vested Stock Options Outstanding, Outstanding at Beginning of Period	159,542	212,333
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 13.39	$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period	2 years 6 months 10 days	4 years 3 months 18 days
Number of Non-vested Stock Options Outstanding, Granted		27,417
Weighted Average Exercise Price Per Share, Granted		$ 30.86
Weighted Average Remaining Contractual Life (years), Granted		4 years 3 months 10 days
Number of Non-vested Stock Options Outstanding, Vested	(49,732)	(56,875)
Weighted Average Exercise Price Per Share, Vested	$ 13.76	$ 13.39
Weighted Average Remaining Contractual Life (years), Vested	9 months 25 days	2 years 6 months 10 days
Number of Non-vested Stock Options Outstanding, Forfeited or expired	(56,007)	(23,333)
Weighted Average Exercise Price Per Share, Forfeited or expired	$ 14.57	$ 33.43
Weighted Average Remaining Contractual Life (years), Forfeited or expired	2 years 8 months 4 days	4 years 2 months 23 days
Number of Non-vested Stock Options Outstanding, Outstanding at End of Period	53,803	159,542
Weighted Average Exercise Price, Outstanding at End of Period	$ 15.14	$ 13.39
Weighted Average Remaining Contractual Life (years), Outstanding at ending of Period	10 months 24 days	2 years 6 months 10 days